BUSINESS ACQUISITION (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Cash and cash equivalents	$67,506
Advances to suppliers	406,273
Other receivables	308,158
Property, plant, and equipment	2,478,165
Identifiable intangible assets	3,600,746
Goodwill	6,152,243
Accounts payable	(223,030)
Salary payable	(108,535)
Other payables	(9,493)
$12,672,033

Schedule of Business Acquisition, Pro Forma Information [Table Text Block]
	Historical
			Pro Forma
	CNIT	Biznest	Adjustments	Pro Forma

Revenue	$68,157,699	$2,457,139	$(2,457,139)	$68,157,699
(Loss) income from operations	(29,959,364)	210,619	(780,619)	(30,739,983)
Net (loss)income	(29,231,347)	211,526	(780,619)	(30,011,966)
Weighted Average Number of Shares:
Basic and Diluted	30,601,209		1,234,764	31,835,973

Loss per share
Basic and Diluted	(0.96)			(0.94)

	Historical
			Pro Forma
	CNIT	Biznest	Adjustments	Pro Forma

Revenue	$76,145,384 $	168,670	$(168,670)	$76,145,384
(Loss) income from operations	(119,376,579)	(746,529)	26,529	(120,096,579)
Net (loss) income	(119,236,823)	(746,519)	26,529	(119,956,813)
Weighted Average Number of Shares:
Basic and Diluted	27,356,504		1,543,455	28,899,959

Loss per share
Basic and Diluted	(4.36)			(4.15)